FORM 13F


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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2000

                Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one.):
                              [X] is a restatement.
                              [ ] adds new holdings entries

              Institutional Investment Manager Filing this Report:
                       Farallon Capital Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1325
                         San Francisco, California 94111

                          Form 13F File Number: 28-3896

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                 Joseph F. Downes
                                 Managing Member
                                 (415) 421-2132





                            /s/  Joseph F. Downes
                            -------------------------
                            San Francisco, California
                                December 18, 2001



                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       118

                    Form 13 F Information Table Value Total:

                             $2,815,203 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 28-6372
Name:  Farallon Partners, L.L.C.

Farallon Capital Management
FORM 13F
December 29, 2000

Column 1                          Column 2         Column 3  Column 4 Column 5            Column 6   Column 7  Column 8
                                                                                                               Voting Authority
                                                             Value    Shares/    Sh/ Put/ Investment Other     ----------------
Name of Issuer                    Title of class   CUSIP     (x$1000) Prn Amt    Prn Call Discretion Managers  Sole     Shared None
------------------------------    ---------------- --------- -------- --------   --- ---- ---------- --------  --------- ----- ----

Acnielsen Corp                    COM              004833109  37,229   1,027,000 SH       Other      01        1,027,000
Adaptec Inc                       sb nt cv 4.75%04 00651fac2  20,457  25,772,000 PRN      Other      01       25,772,000
Adaptec Inc.                      COM              00651F108   5,756     565,000 SH       Other      01          565,000
ADC Telecomm                      COM              000886101   2,825     155,867 SH       Other      01          155,867
Alcoa Inc                         COM              013817101   5,667     169,176 SH       Other      01          169,176
Allergan Specialty Therapy        CL A             018494104  34,446   1,198,121 SH       Other      01        1,198,121
American Standard Co. Inc del     COM              029712106  19,745     400,400 SH       Other      01          400,400
Amresco Capital Trust             com sh ben int   031919103  16,893   1,722,011 SH       Other      01        1,722,011
Anadarko Pete corp                COM              032511107  18,762     263,953 SH       Other      01          263,953
Applied Mat Inc                   COM              038222105   3,110      81,438 SH       Other      01           81,438
Applied Micro Circ Corp           COM              03822W109   2,990      39,739 SH       Other      01           39,739
Argosy Gaming                     COM              040228108     537      28,000 SH       Other      01           28,000
Astec Industries Inc              COM              046224101   1,782     135,100 SH       Other      01          135,100
AT&T Canada                       deps rcpt cl b   00207Q202  48,988   1,682,000 SH       Other      01        1,682,000
AT&T Corp                         COM              001957109  25,386   1,466,357 SH       Other      01        1,466,357
Battle Mtn Gold                   COM              071593107     523     310,000 SH       Other      01          310,000
Biovail Corp Int                  wt exp 093002    09067J117  61,014     513,800 SH       Other      01          513,800
Broadcom Corp                     CL A             111320107   2,833      33,700 SH       Other      01           33,700
Brookfield Properties Corp.       COM              112900105  16,256     923,103 SH       Other      01          923,103
Capital Pacific Hldgs Inc         COM              14040M104   7,727   2,809,851 SH       Other      01        2,809,851
Cardinal Health Inc.              COM              14149Y108   3,198      32,100 SH       Other      01           32,100
Catalytica Energy Systems         COM              148884109   3,203     185,691 SH       Other      01          185,691
C-Cube Microsystems Inc. new      COM              12501N108   6,142     509,200 SH       Other      01          509,200
Chris Craft Inc.                  COM              170520100  21,440     322,400 SH       Other      01          322,400
Citadel Communications            COM              172853202  15,553   1,302,910 SH       Other      01        1,302,910
Citigroup Inc                     COM              172967101  51,967   1,017,720 SH       Other      01        1,017,720
City Investing Co Liq. Tr         unit ben int     177900107  15,975  11,888,029 SH       Other      01        11,888,029
Clear Channel Comm                COM              184502102   4,937     101,926 SH       Other      01          101,926
Coastal Corp                      COM              190441105   5,034      57,000 SH       Other      01           57,000
Consorcio G Grupo Dina S A CV     sub db cv 8%04   210306AB2   4,482  52,734,000 PRN      Other      01        52,734,000
Corning inc                       COM              219350105   1,811      34,296 SH       Other      01           34,296
Cypress Semiconductor corp        sb nt cv 3.75%05 232806AF6  33,430  47,335,000 PRN      Other      01        47,335,000
Daisytek Int'l Corp               COM              234053106     572      85,100 SH       Other      01           85,100
Davita Inc                        COM              23918k108  13,835     807,900 SH       Other      01          807,900
Delhaize America                  CL A             246688105  17,114     967,592 SH       Other      01          967,592
Devon Energy                      COM              25179M103   8,277     135,762 SH       Other      01          135,762
Edgewater Tech                    COM              280358102     306      47,000 SH  PUT  Other      01           47,000
El Paso Electric Co.              COM New          283677854   1,959     148,394 SH       Other      01          148,394
Elan PLC                          WT EXP 083105    G29539163   1,374   1,374,400 SH       Other      01        1,374,400
Elan PLC                          WT EXP 123102    G29539155   5,068   1,374,400 SH       Other      01        1,374,400
Elan PLC                          WT EXP 011403    284131802  11,000     250,000 SH       Other      01          250,000
Elan PLC                          RT               G29539148   1,829   2,340,700 SH       Other      01        2,340,700
EMC Corp Mass                     COM              268648102   7,855     118,124 SH       Other      01          118,124
Emcor Group Inc.                  COM              29084Q100   1,808      70,900 SH       Other      01           70,900
Emcor Group Inc.                  sb nt cv 5.75%05 29084QAC4   2,040   2,000,000 PRN      Other      01        2,000,000
Fidelity National Finl            COM              316326107   5,007     135,563 SH       Other      01          135,563
Fisher Scientific Intl            COM new          338032204  12,468     338,103 SH       Other      01          338,103
Flextronics Intl Ltd              ORD              Y2573F102   4,929     172,946 SH       Other      01          172,946
Gartner Group Inc New             CL B             366651206   7,097   1,119,380 SH       Other      01        1,119,380
General Semiconductor Inc.        COM              370787103   3,434     549,452 SH       Other      01          549,452
Golden State Bancorp              COM              381197102  39,338   1,251,300 SH       Other      01        1,251,300
Golden State Bancorp              WT EXP 000000    381197136   4,157   3,500,238 SH       Other      01        3,500,238
Honeywell Intl                    COM              438516106 363,507   7,683,100 SH       Other      01        7,683,100
I2 Tech Inc                       COM              465754109   4,578      84,100 SH       Other      01           84,100
Infinity Broadcasting CP New      CL A             45662S102 163,929   5,934,075 SH       Other      01        5,934,075
Informix Corp                     COM              456779107     799     269,150 SH       Other      01          269,150
Infospace                         COM              45678T102   1,165     131,765 SH       Other      01          131,765
Innovative Solutions & Support    COM              45769N105     861      49,200 SH       Other      01           49,200
Intel Corp                        COM              458140100  18,179     604,708 SH       Other      01          604,708
Interlogix Inc.                   COM              458763109   9,493     502,924 SH       Other      01          502,924
Intermedia Communications         COM              458801107   5,097     709,100 SH       Other      01          709,100
JDS Uniphase Corp                 COM              46612J101   4,279     102,500 SH       Other      01          102,500
Juno Lighting                     COM New          482047206   2,676     535,202 SH       Other      01          535,202
Keebler Foods                     COM              487256109   2,320      56,000 SH       Other      01           56,000
Koger Equity Inc                  COM              500228101  18,920   1,215,727 SH       Other      01        1,215,727
Korn Ferry International          COM New          500643200  36,743   1,729,100 SH       Other      01        1,729,100
Loews Corp.                       COM              540424108  20,806     200,900 SH       Other      01          200,900
Martin Marietta Materials         COM              573284106   9,822     232,200 SH       Other      01          232,200
Maxicare Health Plans Inc         COM New          577904204   2,084   2,300,000 SH       Other      01        2,300,000
McLeod USA                        CL A             582266102   1,242      87,945 SH       Other      01           87,945
MCN Energy Corp                   COM              55267J100  32,763   1,183,300 SH       Other      01        1,183,300
Mesaba Hldgs                      COM              59066B102   7,789     620,000 SH       Other      01          620,000
Molex Inc                         CL A             608554200     382      15,000 SH       Other      01           15,000
Momentum Business Apps            CL A             60877P108   7,584     722,324 SH       Other      01          722,324
Morgan JP & Co Inc                COM              616880100 104,788     623,300 SH       Other      01          623,300
Niagara Mohawk Power hldgs        COM              653520106  60,719   3,638,600 SH       Other      01        3,638,600
Nortel Inversora S A              Spon adr pfd B   656567401  38,470   4,808,690 SH       Other      01        4,808,690
Old Kent Financial                COM              679833103  62,191   1,421,500 SH       Other      01        1,421,500
On Command Corp                   COM              682160106   4,976     585,400 SH       Other      01          585,400
Open TV                           CL A             G67543101     165      16,092 SH       Other      01           16,092
Openwave Sys                      COM              683718100   2,541      53,425 SH       Other      01           53,425
Pacific Gulf Properties           COM              694396102   6,266   1,023,100 SH       Other      01        1,023,100
Panamsat corp new                 COM              697933109   3,089      89,200 SH       Other      01           89,200
Pfizer Inc                        COM              717081103  24,427     531,025 SH       Other      01          531,025
Pharmacia                         COM              71713U102  44,548     730,300 SH       Other      01          730,300
Playtex Products                  COM              72813P100   6,450     670,100 SH       Other      01          670,100
PMC - Sierra Inc.                 COM              69344F106   2,217      28,200 SH       Other      01           28,200
Profit Recovery Grp               COM              743168106  12,400   1,954,700 SH       Other      01        1,954,700
PSI Net                           COM              74437C101      43      57,209 SH       Other      01           57,209
PSS World Medical                 COM              69366A100   8,460   1,692,100 SH       Other      01        1,692,100
R & B Falcon                      COM              74912E101  98,223   4,282,200 SH       Other      01        4,282,200
Rite Aid                          COM              767754104   3,243   1,365,314 SH       Other      01        1,365,314
Rubio's Restaurants               COM              78116B102   1,435     560,011 SH       Other      01          560,011
Scripps EW Ohio Co                CL A             811054204  30,784     489,600 SH       Other      01          489,600
Sealed Air corp new               PFD cv a $2      81211K209  50,855   1,576,901 SH       Other      01        1,576,901
Security Capital US rlty          Spons Adr        814136206     416      18,400 SH       Other      01           18,400
Shandong Huaneng Power            Spons Adr N      819419102  11,147   1,391,600 SH       Other      01        1,391,600
Shaw Industries                   COM              820286102  17,962     948,500 SH       Other      01          948,500
Solutia Inc                       COM              834376105  23,874   1,989,500 SH       Other      01        1,989,500
Station Casinos                   COM              857689103  11,696     783,000 SH       Other      01          783,000
Summit Bancorp                    COM              866005101  21,534     563,900 SH       Other      01          563,900
Sun Intl Hotels Ltd               ORD              P8797T133   1,310      55,139 SH       Other      01           55,139
Synavant                          COM              87157A105     249      53,085 SH       Other      01           53,085
Telecom Argentina Stet France     Spons Adr Rep B  879273209  22,949   1,462,900 SH       Other      01        1,462,900
Telephone & Data Sys Inc          COM              879433100  28,674     318,600 SH       Other      01          318,600
U S Bancorp Del                   COM              902973106 158,634   5,435,000 SH       Other      01        5,435,000
United Stationers Inc             COM              913004107  63,138   2,544,600 SH       Other      01        2,544,600
US Airways Group Inc              COM              911905107   3,164      78,000 SH  PUT  Other      01           78,000
Usec Inc.                         COM              90333E108   1,210     280,600 SH       Other      01          280,600
UST Inc                           COM              902911106   5,332     190,000 SH       Other      01          190,000
Veritas Software Corp             COM              923436109  79,188     905,008 SH       Other      01          905,008
Vitesse Semiconductor             COM              928497106   3,407      61,600 SH       Other      01           61,600
Voicestream Wireless              COM              928615103 367,643   3,653,600 SH       Other      01        3,653,600
Waste Management Inc Del          COM              94106L109  36,214   1,305,000 SH       Other      01        1,305,000
Western Resources Inc             COM              959425109  13,183     531,300 SH       Other      01          531,300
Willamette Industries             COM              969133107   5,398     115,000 SH       Other      01          115,000
Xcel Energy Inc.                  COM              98389B100   3,761     129,400 SH       Other      01          129,400
XO Communications                 CL A             983764101   4,247     238,444 SH       Other      01          238,444